INVENTORIES	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES

Inventories are comprised of the following:

	December 31,
	2014	2015

Raw materials and components	$2,721	$2,655
Work-in-progress	291	442
Finished products	13,832	13,225

	$16,844	$16,322